Employee Benefits (Details) - Schedule of defined benefit obligation - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Defined Benefit Obligation Abstract
Defined benefit obligation	SFr 3,529,602	SFr 3,087,947
Service costs	162,200	151,624
Plan participants’ contribution	101,066	76,032
Interest cost	10,464	9,482
Actuarial losses	159,845	58,912
Plan amendments	(3,115)
Transfer-out amounts	(142,951)	(201,310)
Transfer-in amounts of new employees	860,521	346,915
Defined benefit obligation	4,677,632	3,529,602	SFr 3,087,947
Fair value of plan assets	2,662,226	2,327,500
Interest income	8,586	7,429
Return on plan assets excluding interest income	424,829	32,794	73,375
Employer contributions	101,066	76,032
Plan participants’ contributions	101,066	76,032
Transfer-out amounts	(142,951)	(201,310)
Transfer-in amounts of new employees	860,521	346,915
Administration expense	(6,030)	(3,166)
Fair value of plan assets	4,009,313	2,662,226
Present value of funded defined benefit obligation	4,677,632	3,529,602
Fair value of plan assets	(4,009,313)	(2,662,226)	SFr (2,327,500)
Net defined benefit liability	SFr 668,319	SFr 867,376